Shareholder Report, Line Graph (Details) - USD ($)		12 Months Ended		24 Months Ended	36 Months Ended	48 Months Ended	60 Months Ended	72 Months Ended	84 Months Ended	96 Months Ended	108 Months Ended	120 Months Ended
	Jun. 30, 2016	Jun. 30, 2026	Jun. 30, 2017	Jun. 30, 2018	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2023	Jun. 30, 2024	Jun. 30, 2025	Jun. 30, 2026
Alabama Tax-Free Income Series
Account Value [Line Items]
Line Graph and Table Measure Name		Alabama Tax-Free Income Series
Accumulated Value	$ 10,000		$ 9,918	$ 10,041	$ 10,624	$ 11,207	$ 11,535	$ 10,610	$ 10,724	$ 11,064	$ 11,810	$ 11,857
Kentucky Tax-Free Income Series
Account Value [Line Items]
Line Graph and Table Measure Name		Kentucky Tax-Free Income Series
Accumulated Value	10,000		9,930	10,023	10,647	10,974	11,483	10,551	10,799	11,126	11,893	12,020
Mississippi Tax-Free Income Series
Account Value [Line Items]
Line Graph and Table Measure Name		Mississippi Tax-Free Income Series
Accumulated Value	10,000		9,952	10,051	10,582	11,007	11,302	10,459	10,580	10,855	11,481	11,562
North Carolina Tax-Free Income Series
Account Value [Line Items]
Line Graph and Table Measure Name		North Carolina Tax-Free Income Series
Accumulated Value	10,000		9,832	9,957	10,523	10,995	11,338	10,316	10,522	10,826	11,448	11,518
Tennessee Tax-Free Income Series
Account Value [Line Items]
Line Graph and Table Measure Name		Tennessee Tax-Free Income Series
Accumulated Value	10,000		9,897	9,990	10,502	10,898	11,207	10,432	10,618	10,917	11,516	11,595
Intermediate Government Bond Series
Account Value [Line Items]
Line Graph and Table Measure Name		Intermediate Government Bond Series
Accumulated Value	10,000		9,801	9,699	10,195	10,693	10,640	10,294	10,335	10,809	11,334	11,600
Taxable Municipal Bond Series
Account Value [Line Items]
Line Graph and Table Measure Name		Taxable Municipal Bond Series
Accumulated Value	10,000		10,078	10,346	11,033	11,606	11,922	9,673	9,443	9,655	10,042	10,567
Bloomberg Municipal Bond Index [Member]
Account Value [Line Items]
Line Graph and Table Measure Name		Bloomberg Municipal Bond Index
Accumulated Value	10,000		9,951	10,107	10,785	11,264	11,742	10,735	11,077	11,433	11,560	12,373
Bloomberg US Government Intermediate Index [Member]
Account Value [Line Items]
Accumulated Value	10,000		9,876	9,804	10,407	11,137	11,010	10,314	10,212	10,559	11,220	11,520
Bloomberg Municipal Index Taxable Bonds [Member]
Account Value [Line Items]
Accumulated Value	$ 10,000		$ 9,940	$ 10,204	$ 11,251	$ 12,344	$ 12,772	$ 11,058	$ 11,025	$ 11,446	$ 12,080	$ 12,520